SHARE-BASED COMPENSATION	9 Months Ended
Sep. 30, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

(14)SHARE-BASED COMPENSATION

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares (the “replenish terms”). The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). On December 30, 2016, the Company amended the 2008 Plan to increase the number of Common Shares of the Company reserved for issuance to 5,726,763 shares and extend the plan together with the replenish terms for ten years from December 30, 2016 (the “Amendment and Restatement of 2008 Plan”). On October 26, 2018, the Company amended and restated the Amendment and Restatement of 2008 Plan to increase the number of Common Shares the Company reserved for issuance to 6,965,846 shares, extend its terms to last till October 25, 2028 and change the number of common shares automatically added to the option pool on each calendar year during its term to an amount equal to the lesser of (i) one percent of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the board of directors (the “Second Amendment and Restatement of 2008 Plan”). As of December 31, 2024, 10,558,411 shares were reserved for issuance under the Second Amendment and Restatement of 2008 Plan.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to or as an average over a certain number of trading days of the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date, unless a shorter or longer expiration period is specified.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), non-vested shares are generally granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years, or with certain percentage vesting on the grant date or first anniversary of the grant date and the remaining portion vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the grant.

For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In January 2017, 2,700,000 non-vested shares were granted to employees and officers with a graded vesting as to 25% at the end of each year from the grant date over 4 years and 900,000 share options were granted to Company’s employees and officers, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 1.705 per common share.

In August 2017, 50,000 share options were granted to an employee, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 2.35 per common share.

In July 2018, 129,168 share options and 1,262,250 non-vested shares were cancelled in connection with the ATA Online Sale Transaction. RMB 6,753,771 compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,772,584 share options, including 1,215,114 vested share options and 557,470 non-vested share options were cancelled in accordance with the board of directors’ resolutions. RMB 877,321 of compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,452,600 share options were issued to certain employees and officers with 4 years’ service condition and annual performance targets for the year 2018, 2019, 2020 and 2021, among which 363,150 share options were granted in November 2018 and the remaining portion will be granted when the employee knows the specific performance target. As the performance condition for the year 2018 was not achieved, no compensation cost was recognized for these share options. In addition, 690,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise price of these options is USD 0.578 per common share. In addition, 800,000 non-vested shares were granted to directors, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.

In December 2018, 1,772,584 shares were granted to employees and officers, among which 1,412,336 shares vested immediately on the grant date and the remaining shares vested for a period from January 1, 2019 to September 1, 2021.

In January and March 2019, 50,000 and 20,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise prices of these two tranches options are USD 0.4868 and USD 0.532 per common share respectively.

In 2019, 1,698,790 share options with exercise price at USD 1.2611 per common share were issued to certain officer with service condition and specific performance target, among which 424,698 share options (the “First Tranche”) were granted on March 25, 2020 and vested on April 1, 2022; 424,698 share options (the “Second Tranche”) were granted on March 15, 2022 and vested on April 1, 2023; 424,697 share options (the “Third Tranche”) were granted on May 5, 2023 and vested on April 1, 2024; 424,697 share options (the “Fourth Tranche”) were granted on March 19, 2024, none vested on April 1, 2024 due to failure to meet the specific performance target.

In November 2020, 842,000 share options with exercise price at USD 0.5697 per common share were issued to certain employees with service condition and specific performance target, among which 181,750 share options (the “First Tranche -A”), 173,002 share options (the “Second Tranche-A”), 158,000 share options (the “Third Tranche-A”), and 149,250 share options (the “Fourth Tranche-A”) were granted on April 15, 2021, April 15, 2022, April 15, 2023, and April 15, 2024, respectively. 46,050 share options among the First Tranche-A has met the performance condition set forth in the grant agreements and vested on June 30, 2022. 57,250 share options among the Second Tranche-A has met the performance condition set forth in the grant agreements and has vested on April 1, 2023. 83,400 share options among the Third Tranche-A has met the performance condition set forth in the grant agreements and has vested on April 1, 2024. 71,950 share options among the Fourth Tranche-A has met the performance condition set forth in the grant agreements and has vested on April 1, 2025.

In November 2020, 310,000 restricted shares were issued to certain employees with service condition and specific performance target, among which 77,500 shares (the “First Tranche- B”), 77,500 shares (the “Second Tranche-B”), 72,500 shares (the “Third Tranche-B”), and 71,250 shares (the “Fourth Tranche-B”) were granted on April 15, 2021, April 15, 2022, April 15, 2023, and April 15, 2024, respectively. 16,000 shares among the First Tranche-B has met the performance condition set forth in the grant agreements and vested on June 30, 2022, 24,750 shares among the Second Tranche-B has met the performance condition set forth in the grant agreements and vested on April 1, 2023, 43,250 shares among the Third Tranche - B has met the performance condition set forth in the grant agreements and vested on April 1, 2024, and 38,750 shares among the Fourth Tranche-B has met the performance condition set forth in the grant agreements and vested on April 1, 2025.

In February 2022, 200,000 share options with exercise price at USD 0.79 per common share were granted to certain officer with service condition, with one fourth of the total number vesting on each of the first, second, third and fourth anniversary date of the grant date.

273,000 restricted shares were granted to an employee with service condition on October 27, 2022, among which 40% of the shares shall vest on October 27, 2023, 40% on October 27, 2024 and the remaining on October 27, 2025.

In November 2023, 20,000 share options with exercise price at USD 0.48 per common share were issued with service condition and specific performance target, among which 5,000 shares (the “First Tranche-C”) and 5,000 shares (the “Second Tranche-C”) were granted on November 1, 2023 and April 15, 2024, respectively. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 5,000 shares among the First Tranche-C has met the performance condition set forth in the grant agreements and vested on April 1, 2024. 3,000 shares among the Second Tranche-C has met the performance condition set forth in the grant agreements and vested on April 1, 2025.

800,000 non-vested shares were granted to directors in November 2023, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.

In April 2024, 585,000 share options with exercise price at USD 0.43 per common share were issued with service condition and specific performance target, among which 146,250 shares (the “First Tranche-D”) were granted on April 15, 2024. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 96,250 shares among the First Tranche-C has met the performance condition set forth in the grant agreements and vested on April 1, 2025.

In April 2024, 100,000 restricted shares were issued to certain employees with service condition and specific performance target, among which 25,000 shares (the “First Tranche-E”) and 12,500 shares (the “Second Tranche-E”) were granted on April 15, 2024 and April 15, 2024, respectively. The remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. 12,500 shares among the First Tranche-E has met the performance condition set forth in the grant agreements and vested on May 15, 2024; 5,000 shares among the Second Tranche-E has met the performance condition set forth in the grant agreements and vested on April 1, 2025.

Other than the restricted shares issued in November 2020 and October 2022, the restricted shares were awarded with non-forfeitable dividend rights before vesting.

A summary of the share options activities for ended December 31, 2022, 2023 and 2024:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2024	1,832,918	1.07	—	—
Granted	147,500	0.43	—	—
Exercised	(12,410)	0.45	—	—
Forfeited	(625)	1.06	—	—
Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding as of September 30, 2025	1,967,383	1.02	—	—
Vested and expected to vest as of December 31, 2024	1,967,383	1.02	4.23	—
Exercisable as of September 30, 2025	1,697,933	1.10	4.49	—

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2024, was determined based on the closing price of the Company’s common shares on December 31, 2024.

Information relating to options outstanding and exercisable as of December 31, 2024 is as follows:

Options outstanding as of September 30, 2025			Options exercisable as of September 30, 2025
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
16,800	0.53	3.46	16,800	0.53	3.46
1,274,093	1.26	3.85	1,274,093	1.26	3.85
237,150	0.57	5.25	165,200	0.57	5.25
200,000	0.79	6.36	150,000	0.79	6.36
9,215	0.48	8.26	4,215	0.48	8.26
230,125	0.43	9.26	87,625	0.43	9.26
1,967,383	1.02	4.23	1,697,933	1.10	4.49

The Company calculated the fair value of the share options on the grant date, for nine-month periods September 30, 2024 and 2025, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

Year Ended December 31 and September 30, 2025
	December 31, 2024	September 30, 2025
Expected dividend yield	0%/0%/0%/0%	0%/0%
Expected volatility	69%/70%/70%/70%	73%/73%
Expected term	3.17/3.79/5.29/5.46	4.96/4.79
Risk-free interest rate (per annum)	4.46%/4.73%/4.65%/4.65%	3.90%/3.89%

The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense recognized for share options for the year ended December 31, 2022, 2023 and 2024 is allocated to the following expense items:

	Year Ended December 31 and September 30, 2025
	2024	2025
	RMB	RMB
Cost of revenues	52,345	54,493
Research and development	—	—
Sales and marketing	36,325	16,200
General and administrative	927,683	127,369
Total share-based compensation expense	1,016,353	198,062

Non-vested shares

A summary of the non-vested shares activities for the year ended December 31, 2022, 2023 and 2024 is presented below:

		Weighted
		average
		grant
	Number	date fair
	of shares	value
		USD
Outstanding at December 31, 2024	681,683	0.49
Granted	6,250	0.43
Vested	(125,820)	0.64
Forfeited	—	0.43
Cancelled	—	—
Outstanding as of September 30, 2025	562,113	0.50

Compensation expense recognized for non-vested shares for the years ended December 31, 2024 and nine-month period ended September 30, 2025 is allocated to the following expense items:

	Year Ended December 31 and September 30, 2025
	2024	2025
	RMB	RMB
Cost of revenues	54,475	11,068
Sales and marketing	24,191	7,453
General and administrative	1,558,031	249,693
Total share-based compensation expense	1,636,697	268,214

As of September 30, 2025, RMB 795,541 of total unrecognized compensation expense related to non-vested shares is expected to be recognized over a weighted average period of approximately 2.07 years.